PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 3 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of December 31, 2025	As of December 31, 2024
Servers and network equipment	$115,000,000	$115,000,000
Office equipment	47,159	47,159
Subtotal	115,047,159	115,047,159
Less: accumulated depreciation	(15,915,492)	(4,406,061)
Less: impairment loss	99,131,667	-
Property and equipment, net	$-	$110,641,098

Depreciation expense amounted to $11,509,431, $4,377,766 and $9,431 for the years ended December 31, 2025, 2024 and 2023, respectively.

GIBO HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. Dollars, except for number of shares)